Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX ® Fund
Prospectus Date	rr_ProspectusDate	Dec. 02, 2024
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2024